Cable and Satellite Television Distribution Rights, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Cable and Satellite Television Distribution Rights [Abstract]
Cable and Satellite Television Distribution Rights, Net
Cable and Satellite Television Distribution Rights, Net
Cable and satellite television distribution rights consisted of the following:

	June 30,	December 31,
(in millions)	2014	2013
Cable and satellite television distribution rights	$2,334	2,324
Less accumulated amortization	(1,794)	(1,700)
Cable and satellite television distribution rights, net	$540	624

The Company recorded amortization expense of $46 million and $44 million for the three months ended June 30, 2014 and 2013, respectively, related to cable and satellite television distribution rights. For the six months ended June 30, 2014 and 2013, amortization expense for cable and satellite television distribution rights was $93 million and $86 million, respectively.
As of June 30, 2014, related amortization expense for each of the next five years ended December 31 was as follows (in millions):

Remainder of 2014	$87
2015	168
2016	162
2017	111
2018	6

Cable and Satellite Television Distribution Rights, Net
Cable and satellite television distribution rights consisted of the following:

	December 31,
(in millions)	2013	2012
Cable and satellite television distribution rights	$2,324	2,304
Less accumulated amortization	(1,700)	(1,540)
Cable and satellite television distribution rights, net	$624	764

The Company enters into affiliation agreements with cable and satellite television providers for carriage of the Company's shopping service, as well as for certain channel placement. If these cable and satellite affiliates were to add additional subscribers to the agreement through acquisition, the Company may be required to make additional payments.
The Company's ability to continue to sell products to its customers is dependent on its ability to maintain and renew these affiliation agreements. In some cases, renewals are not agreed upon prior to the expiration of a given agreement while the programming continues to be carried by the relevant distributor without an effective agreement in place. The Company does not have distribution agreements with some of the cable operators that carry its programming.
Cable and satellite television distribution rights are amortized using the straight-line method over the lives of the individual agreements. The remaining weighted average lives of the cable and satellite television distribution rights was approximately 3.7 years at December 31, 2013. Amortization expense for cable and satellite television distribution rights was $177 million, $163 million and $167 million for the years ended December 31, 2013, 2012 and 2011, respectively.
The increase in channel placement amortization and related expenses in 2013 was primarily due to new and amended long-term cable and satellite television distribution agreements in the U.S.
As of December 31, 2013, related amortization expense for each of the next five years ended December 31 was as follows (in millions):

2014	$176
2015	167
2016	161
2017	110
2018	5
The decrease in future amortization expense in 2018 is primarily due to the end of affiliation agreement terms for contracts in place at the time of the Liberty acquisition of QVC in 2003.
In return for carrying our signals, each programming distributor in the U.S. receives an allocated portion, based upon market share, of up to 5% of the net sales of merchandise sold via the television programs and from certain Internet sales to customers located in the programming distributors' service areas. In Japan, Germany, the U.K. and Italy, programming distributors predominately receive an agreed-upon annual fee, a monthly fee per subscriber regardless of the net sales, a variable percentage of net sales or some combination of the above arrangements. The Company recorded expense related to these commissions of $298 million, $296 million and $299 million for the years ended December 31, 2013, 2012 and 2011, respectively, which is included as part of operating expenses in the consolidated statements of operations.